Non-controlling interests	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Controlling Interests [abstract]
Non-controlling interests

39. Non-controlling interests
Total non-controlling interests includes the following individually material non-controlling interests. Other non-controlling interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare sub-group, giving rise to a material non-controlling interest. Summarised financial information available at the latest practicable date in respect of the ViiV Healthcare sub-group is as follows:

	2023 £m	2022 £m	2021 £m
Turnover	6,308	5,619	4,637
Profit after taxation	2,034	1,528	1,087
Other comprehensive income/(expense)	(19)	94	(17)
Total comprehensive income	2,015	1,622	1,070

	2023 £m	2022 £m
Non-current assets	2,528	2,716
Current assets	3,330	3,354
Total assets	5,858	6,070

Current liabilities	(3,881)	(3,762)
Non-current liabilities	(8,453)	(8,983)
Total liabilities	(12,334)	(12,745)
Net liabilities	(6,476)	(6,675)

	2023 £m	2022 £m	2021 £m
Net cash inflow from operating activities	2,192	3,442	2,128
Net cash outflow from investing activities	(2)	(174)	(287)
Net cash outflow from financing activities	(2,463)	(2,718)	(1,608)
Increase/(decrease) in cash and bank overdrafts in the year	(273)	550	233
The above financial information relates to the ViiV Healthcare group on a stand-alone basis, before the impact of Group-related adjustments, primarily related to the recognition of preferential dividends. The profit after taxation of £2,034 million (2022: £1,528 million; 2021: £1,087 million) is stated after charging preferential dividends payable to GSK and Pfizer and after a charge of £858 million (2022: £1,483 million; 2021: £1,218 million) for remeasurement of contingent consideration payable. This consideration is expected to be paid over a number of years.
The following amounts attributable to the ViiV Healthcare group are included in GSK’s financial statements:

	2023 £m	2022 £m	2021 £m
Share of profit for the year attributable to non-controlling interest	373	415	196
Dividends paid to non-controlling interest	398	480	224
Non-controlling interest in the consolidated balance sheet	(648)	(611)	(570)